NOTES PAYABLE (Details Narrative) - USD ($)										1 Months Ended			12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Apr. 30, 2021	Jul. 31, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023
Exercisable price											$ 0.25
Interest Rate										15.00%
Maturity date											6 years
Proceed from advance											$ 35,000
Payments Of Principal And Interest													$ 426,419	$ 1,513,366
Promissory Note, Description											The Note is for $250,000 with $50,000 paid to the Holder on issuance for net proceeds of $200,000
One [Member]
Outstanding warrants															1,300,000
Exercisable price															$ 0.25
Proceed from convertible promissory notes											$ 77,000
Interest Rate											15.00%
Two [Member]
Outstanding warrants															1,300,000
Exercisable price															$ 0.20
Proceed from convertible promissory notes											$ 6,000
Interest Rate											15.00%
Convertible Promissory Note [Member]
Convertible Promissory Note								$ 1,000,000	$ 500,000
Exchange Received									$ 500,000
Interest Rate								15.00%	12.00%
Common Stock at fixed conversion price									$ 0.10
Common Stock Conversion Percentage									4.99%
Restricted Shares, Issued								1,000,000	788,000
Warrant Issued		1,462,500						1,500,000	2,600,000			2,250,000
Common Stock Term									5 years
Exercise price, per share		$ 0.08							$ 0.20				$ 0.08
Exercise price one								$ 0.25	$ 0.25			$ 0.10		$ 0.10
First Warrant Shares									1,300,000
Other Warrant Shares									1,300,000
Description of Maturity renegotiated									At Maturity this note was renegotiated and term extended to June 2023 for an additional principal consideration of $55,400 under the same interest rate and conditions as the matured note. This note and accrued interest was converted in January 2023 for 6,037,883 shares of Common Stock
Convertible Promissory Note one								$ 500,000
Warrant Term								5 years
Finance Agreement Payment							$ 40,071
Maturity date							60 years
Payments Of Principal And Interest							$ 791
Total Warrant Shares		7,312,500										3,750,000
Convertible Promissory Note [Member] | August 2021 [Member]
Warrant Issued								3,250,000
Exercise price, per share								$ 0.10
Total Warrant Shares								5,850,000
Convertible Promissory Note [Member] | December 2022 [Member]
Outstanding warrants															1,500,000
Warrant Issued		937,500
Exercise price, per share		$ 0.10											0.10
Total Warrant Shares		4,687,500
Convertible Promissory Note [Member] | Unsecured Debt 1 [Member]
Convertible Promissory Note					$ 50,000
Exchange Received		$ 55,000
Interest Rate		15.00%			14.00%
Maturity date					6 years
Convertible Promissory Note [Member] | Unsecured Debt 2 [Member]
Convertible Promissory Note					$ 300,000
Exchange Received		$ 80,000
Interest Rate		15.00%			14.00%
Maturity date					6 years
Convertible Promissory Note [Member] | Unsecured Debt [Member]
Convertible Promissory Note			$ 500,000	$ 100,000							$ 145,010
Interest Rate			14.00%	14.00%							15.00%
Warrant Issued		23,625	175,000	18,813
Common Stock Term		5 years	5 years	5 years
Exercise price, per share		$ 0.20	$ 0.25	$ 0.25									0.20
Exercise price one		$ 0.25	$ 0.20	$ 0.20									0.25
First Warrant Shares		11,813	87,500	9,407
Other Warrant Shares			87,500	9,406
Maturity date			6 years	6 years
Maturity date of debt											Sep. 01, 2023
Conversion rate		$ 0.08											$ 0.08
Stock issued for conversion of debt		1,019,315
Convertible Secured Promissory Note, Description	The Note is for $2,500,000 with $500,000 paid to the Holder on issuance for net proceeds of $2,000,000. The Note carries and interest of 15% per annum which can be paid in cash or kind and it is convertible either into the Company’s Common Stock after six months from date of issuance at $0.10 per share
Secured Promissory Note Payable [Member]
Convertible Promissory Note						$ 2,000,000
Debt obligation											$ 1,943,390
Exchange Received						$ 1,970,000
Interest Rate						17.50%
Maintaining Minimum Cash Balance						$ 150,000